Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of April 2008

Collection Period Start	23-Apr-08	Distribution Date	15-May-08
Collection Period End	30-Apr-08	30/360 Days	22
Beg. of Interest Period	23-Apr-08	Actual/360 Days	22
End of Interest Period	15-May-08

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		550,081,594.75	550,081,594.75	541,427,477.78	0.9842676
Total Securities		550,081,594.75	550,081,594.75	541,427,477.78	0.9842676
Class A-1 Notes	2.814500%	77,100,000.00	77,100,000.00	68,445,883.03	0.8877546
Class A-2a Notes	4.270000%	98,000,000.00	98,000,000.00	98,000,000.00	1.0000000
Class A-2b Notes	4.447500%	75,000,000.00	75,000,000.00	75,000,000.00	1.0000000
Class A-3a Notes	5.140000%	155,000,000.00	155,000,000.00	155,000,000.00	1.0000000
Class A-3b Notes	5.097500%	70,000,000.00	70,000,000.00	70,000,000.00	1.0000000
Class A-4 Notes	5.560000%	22,724,000.00	22,724,000.00	22,724,000.00	1.0000000
Certificates	0.000000%	52,257,594.75	52,257,594.75	52,257,594.75	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	8,654,116.97	132,609.86	112.2453563	1.7199722
Class A-2a Notes	0.00	255,725.56	0.0000000	2.6094445
Class A-2b Notes	0.00	203,843.75	0.0000000	2.7179167
Class A-3a Notes	0.00	486,872.22	0.0000000	3.1411111
Class A-3b Notes	0.00	218,059.72	0.0000000	3.1151389
Class A-4 Notes	0.00	77,211.10	0.0000000	3.3977777
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	8,654,116.97	1,374,322.21

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal	7,322,177.05
Monthly Interest	2,930,130.76
Total Monthly Payments	10,252,307.81

Interest Rate Cap Payments	0.00

Advances:
Aggregate Monthly Payment Advances	967,327.82
Aggregate Sales Proceeds Advance	161,358.84
Total Advances	1,128,686.66

Vehicle Disposition Proceeds:
Reallocation Payments	97,945.09
Repurchase Payments	23,123.83
Net Auction Proceeds	0.00
Recoveries	0.00
Net Liquidation Proceeds	2,141,412.30
Excess Wear and Tear and Excess Mileage	0.00
Remaining Payoffs	0.00
Net Insurance Proceeds	220,393.81
Residual Value Surplus	7,395.32
Total Collections	13,871,264.82

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of April 2008

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	25,834	624,524,070.52	9.25000%	550,081,594.75
Total Depreciation Received		(8,412,493.65)		(6,144,259.23)
Principal Amount of Gross Losses	(11)	(236,460.21)		(217,158.83)
Repurchase / Reallocation	(1)	(27,829.23)		(23,123.83)
Early Terminations	(3)	(81,436.24)		(66,057.96)
Scheduled Terminations	(107)	(2,408,404.01)		(2,203,517.12)
Pool Balance - End of Period	25,712	613,357,447.18	9.25000%	541,427,477.78

III. DISTRIBUTIONS

Total Collections					13,871,264.82
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					13,871,264.82

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					0.00
3. Reimbursement of Sales Proceeds Advance					0.00
4. Servicing Fee:
Servicing Fee Due					458,401.33
Servicing Fee Paid					458,401.33
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					458,401.33

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					132,609.86

Class A-1 Notes Monthly Interest Paid					132,609.86
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall					0.00
Class A-2a Notes Interest on Interest Carryover Shortfall					0.00
Class A-2a Notes Monthly Available Interest Distribution Amount					255,725.56

Class A-2a Notes Monthly Interest Paid					255,725.56
Chg in Class A-2a Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall					0.00
Class A-2b Notes Interest on Interest Carryover Shortfall					0.00
Class A-2b Notes Monthly Available Interest Distribution Amount					203,843.75

Class A-2b Notes Monthly Interest Paid					203,843.75
Chg in Class A-2b Notes Int. Carryover Shortfall					0.00

Class A-3a Notes Monthly Interest
Class A-3a Notes Interest Carryover Shortfall					0.00
Class A-3a Notes Interest on Interest Carryover Shortfall					0.00
Class A-3a Notes Monthly Available Interest Distribution Amount					486,872.22

Class A-3a Notes Monthly Interest Paid					486,872.22
Chg in Class A-3a Notes Int. Carryover Shortfall					0.00

Class A-3b Notes Monthly Interest
Class A-3b Notes Interest Carryover Shortfall					0.00
Class A-3b Notes Interest on Interest Carryover Shortfall					0.00
Class A-3b Notes Monthly Available Interest Distribution Amount					218,059.72

Class A-3b Notes Monthly Interest Paid					218,059.72
Chg in Class A-3b Notes Int. Carryover Shortfall					0.00

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of April 2008

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,211.10

Class A-4 Notes Monthly Interest Paid	77,211.10
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	1,374,322.21
Total Note and Certificate Monthly Interest Paid	1,374,322.21
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	12,038,541.28

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	8,654,116.97

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	8,654,116.97
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,384,424.31

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of April 2008

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		1,375,203.99
Required Reserve Account Amount		16,502,447.84
Beginning Reserve Account Balance		1,375,203.99
Reinvestment Income for the Period		1,696.03
Reserve Fund Available for Distribution		1,376,900.02
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,384,424.31
Gross Reserve Account Balance		4,761,324.33
Remaining Available Collections Released to Seller		0.00
Ending Reserve Account Balance		4,761,324.33

V. POOL STATISTICS

Weighted Average Remaining Maturity		27.72
Monthly Prepayment Speed		58%
Lifetime Prepayment Speed		58%

	$	units
Recoveries of Defaulted and Casualty Receivables	220,393.81
Securitization Value of Defaulted Receivables and Casualty Receivables	217,158.83	11
Aggregate Defaulted and Casualty Gain (Loss)	3,234.98
Pool Balance at Beginning of Collection Period	550,081,594.75
Net Loss Ratio	0.0006%

Cumulative Net Losses for all Periods	-0.0006%	(3,234.98)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,931,596.37	131
61-90 Days Delinquent	0.00	0
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	2,931,596.37	131
60+ Days Delinquencies as Percentage of Receivables	0.00%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	97,945.09	5
Securitization Value	113,086.87
Aggregate Residual Gain (Loss)	(15,141.78)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	97,945.09	5
Cumulative Securitization Value	113,086.87
Cumulative Residual Gain (Loss)	(15,141.78)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		0.00
Reimbursement of Outstanding Advance		0.00
Additional Advances for current period		161,358.84
Ending Balance of Residual Advance		161,358.84

Beginning Balance of Payment Advance		0.00
Reimbursement of Outstanding Payment Advance		0.00
Additional Payment Advances for current period		967,327.82
Ending Balance of Payment Advance		967,327.82

Exhibit 99.1
Nissan Auto Lease Trust 2008-A
Monthly Servicer's Report for the month of April 2008

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals, substitutions or
repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No